Equity (Details Narrative) (10K) - USD ($)						1 Months Ended									3 Months Ended		12 Months Ended
	Dec. 31, 2017	Nov. 30, 2017	Sep. 28, 2016	Feb. 26, 2016	Apr. 16, 2009	Nov. 30, 2017	Aug. 31, 2017	Jun. 30, 2017	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Jan. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, shares authorized	50,000,000														50,000,000		50,000,000	50,000,000
Preferred stock, par value	$ 0.0001														$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued	250,000														250,000		250,000	1,270,000
Preferred stock designated	48,280,000														48,280,000		48,280,000
Number of shares issued for cash, value																	$ 5,678,609
Proceeds from stock issuance															$ 420,000		5,678,609	$ 1,218,907	[1]
Payments to acquire intangible assets																	10,001		[1]
Number of shares issued during period, shares																		218,904
Debt conversion into shares										94,735
Debt conversion into shares, value										$ 99,910
Conversion price per share										$ 1.055
Payment for separate obligation																$ 195,000	822,550		[1]
Accrued commission payable										$ 77,268
Accounts payable	$ 35,632																35,632
Stock issued during period value issued for services
Mr. Myers [Member]
Number of shares issued during period														39,841
Ownership percentage					15.00%
License fee					$ 1,250,000
Licensing Term					10 years
Payments to acquire intangible assets					$ 250,000								$ 32,580
Share issued price per share														$ 7.00
Number of shares issued during period, shares														$ 278,887
Stock Issued During Period shares restricted shares														4,127
Remaining balance of repurchase of common stock														$ 28,887
Directors [Member]
Number of shares issued during period	186,000
Number of shares issued during period, shares	$ 19
IPO [Member]
Payments to acquire intangible assets																	1
Stock issued during period value issued for services																	900,000
IPO [Member] | Loeb Agreement [Member]
Number of shares issued during period, shares																	82,059
Remaining balance of repurchase of common stock	$ 215,000																215,000
Payment to repurchase of common stock																	$ 285,000
Number of shares returned																	33,517
Payment of common stock																	$ 400,000
Remaining payable of common stock																	$ 500,000
Two New Board Members [Member] | Minimum [Member]
Number of shares issued during period				186,000
Issuances of common stock percentage				0.50%
Stock compensation expenses				$ 1,302,000
Directors fee				$ 50,000
Two New Board Members [Member] | Maximum [Member]
Issuances of common stock percentage				1.25%
Vert Capital [Member]
Distributed cash																		$ 814,625
Series A Preferred Stock [Member]
Preferred voting shares															250,000 shares of voting		250,000 shares of voting
Preferred non voting shares															250,000 shares of non-voting		250,000 shares of non-voting
Preferred stock, par value	$ 0.0001														$ 0.0001		$ 0.0001
Number of shares acquire during period
Number of shares issued for cash
Number of shares issued for cash, value
Number of shares issued during period
Number of shares issued during period, shares
Stock issued during period value issued for services
Series B Preferred Stock [Member]
Preferred voting shares															1,200,000 shares of voting		1,200,000 shares of voting
Preferred stock, par value	$ 0.0001														$ 0.0001		$ 0.0001
Preferred stock, shares issued	1,000,000														1,000,000		1,000,000
Number of shares acquire during period															1,000,000		1,000,000
Number of shares issued for cash
Number of shares issued for cash, value
Number of shares issued during period
Number of shares issued during period, shares
Stock issued during period value issued for services
Series C Preferred Stock [Member]
Preferred voting shares															270,000 shares of voting		270,000 shares of voting
Preferred stock, par value	$ 0.0001														$ 0.0001		$ 0.0001
Number of shares acquire during period															270,000		270,000	270,000
Number of shares issued for cash
Number of shares issued for cash, value
Number of shares issued during period
Number of shares issued during period, shares
Stock issued during period value issued for services
Class A Common Stock [Member]
Preferred voting shares												150,000,000 shares of Class A voting common stock
Number of shares acquire during period		370,040				2,055,873
Number of shares issued for cash			178,572						33,865		18,014
Number of shares issued for cash, value			$ 1,000,003						$ 200,004		$ 19,000						18,900
Subscription receivable	$ 100										$ 100						$ 100
Common stock, shares issued	9,558,997														9,648,197		9,558,997	4,621,687
Common stock, shares outstanding	9,558,997														9,648,197		9,558,997	4,621,687
Number of shares issued during period		958,983															41,017
Share issued price per share		$ 7.00				$ 7.00
Number of shares issued during period, shares		$ 5,678,609
Conversion of stock, shares converted		1,000,000				270,000
Sale of stock price per share									$ 5.906		$ 1.055
Debt conversion into shares										109,915
Debt conversion into shares, value										$ 100,000
Conversion price per share										$ 1.055
Payment for separate obligation			$ 650,000
Accrued interest										$ 15,919
Accounts payable		$ 287,119				$ 287,119
Class A Common Stock [Member] | Third Party [Member]
Debt conversion into shares										3,556
Debt conversion into shares, value										$ 21,000
Conversion price per share										$ 5.906
Class A Common Stock [Member] | Stock Spilt [Member]
Stock issued during period shares stock splits																		4,621,687
Stock holders equity note stock split																		stock split of 0.948207171 for 1
Class B Non Voting Common Stock [Member]
Preferred voting shares												50,000,000 shares of Class B non-voting common stock
Series A common Stock [Member] | IPO [Member] | Amendment Agreement [Member]
Number of shares issued during period																	23,116
Stock Issued During Period shares restricted shares																	138,692
Stock Issued During Period Value restricted share																	$ 400,000
Monthly cash payment																	$ 47,500
Series A common Stock [Member] | Loeb & Loeb LLP [Member]
Stock issued during period shares employee benefit plan	291,402
Stock issued during period shares employee benefit plan, value	$ 29
Common Class A EDI [Member]
Debt conversion into shares								238,095
Debt conversion into shares, value								$ 1,500,000
Conversion price per share								$ 6.30
Common Class A Marlborough [Member]
Debt conversion into shares							657,162
Debt conversion into shares, value							$ 4,140,127
Conversion price per share							$ 6.30

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis.